Long-Term Debt (Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 0
2025	0
2026	0
2027	1,011
2028	900
Thereafter	1,694
Total long-term debt	$ 3,605	$ 3,594